FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE CONTRACT
                                    ISSUED BY
                               LUTHERAN BROTHERHOOD

                  Supplement to Prospectus Dated April 28, 1995

The general purpose of this supplement is to provide information about the two new Subaccounts, the Opportunity Growth Subaccount and the World Growth Subaccount, that are now available under LB Variable Insurance Account I (the "Variable Account"). The assets of these Subaccounts will be invested exclusively in shares of the new Opportunity Growth Portfolio and the World Growth Portfolio of LB Series Fund, Inc. (the "Fund"). The investment objectives of the new Portfolios are:

Opportunity Growth Portfolio. To achieve long term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks.

World Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

The prospectus for the Fund fully describes the investment objectives and attendant risks of the Opportunity Growth Portfolio and the World Growth Portfolio, along with the four other Portfolios.

Accordingly, the following changes are made to the prospectus for the
Contract:

1. All current references to the various Subaccounts of the Variable Account and Portfolios of the Fund are changed to include the Opportunity Growth Subaccount and the World Growth Subaccount and the Opportunity Growth Portfolio and the World Growth Portfolio.

2. The current references to the Fund and its investment advice is amended to include the following:

Lutheran Brotherhood ("LB") is the investment adviser of the Fund. LB was founded in 1917 as a fraternal benefit society, owned by and operated for its members, under the laws of Minnesota. LB has been engaged in the investment advisory business since 1970, either directly or through the indirect ownership of Lutheran Brotherhood Research Corp., the Fund's investment adviser prior to January 31, 1994.

For its services, LB receives from the Fund a daily investment advisory fee equal to an annual rate of .40% of the aggregate average daily net assets of the Money Market, Income, High Yield, Growth, and Opportunity Growth Portfolios. LB also receives an annual investment advisory fee from the Fund equal to .85% of the aggregate average daily net assets of the World Growth Portfolio.

LB has engaged Rowe Price-Fleming International, Inc., ("Price-Fleming") as investment sub-advisor for the World Growth Portfolio. Price-Fleming was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of the world's largest international mutual fund asset managers with approximately $17 billion under management as of December 31, 1994 in its offices in Baltimore, London, Tokyo and Hong Kong. Price-Fleming has an investment advisory group that has day-to-day responsibility for managing the World Growth Portfolio and developing and executing the Portfolio's investment program.

LB pays the Sub-advisor for the World Growth Portfolio an annual sub-advisory fee for the performance of sub-advisory services. The fee payable is equal to a percentage of the that Portfolio's average daily net assets. The percentage varies with the size of Portfolio's net assets, decreasing as the Portfolio's assets increase. The formula for determining the sub-advisory fee is described fully in the prospectus for the Fund.

3. Appendix A, found on pages A-1 through A-14, is deleted in its entirety and is replaced with a new Appendix A, which is included at the end of this supplement.

                The date of this Supplement is January 17, 1996

                                  APPENDIX A

                       Illustration of Death Benefits,
                  Accumulated Values and Cash Surrender Values

The following tables illustrate how the Death Benefits, Accumulated Values and Cash Surrender Values of a Contract may change with the investment experience of the Variable Account. The tables show how the Death Benefits, Accumulated Values and Cash Surrender Values of a Contract issued to an Insured of a given age (who pays a Scheduled Premium of $750 if Age 30 or $1,500 if Age 45) would vary over time if the investment return on the assets held in each Portfolio of the Fund were a uniform, gross, after-tax annual rate of 0 percent, 6 percent and 12 percent. The tables on pages A-3 through A-14 illustrate a Contract issued to either a male age 30 or a male age 45 (as indicated in each table), in the nonsmoker premium class. The Death Benefits, Accumulated Values and Cash Surrender Values would be lower if the Insured were in a special premium class or if the Insured were a smoker because the cost of insurance would be increased. Also, the Death Benefits, Accumulated Values and Cash Surrender Values would be different from those shown if the gross annual investment returns averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual Contract Years.

The second column of the tables shows the Accumulated Value of the premiums paid at a 5% interest rate. The third and sixth columns illustrate the Death Benefit of a Contract over the designated period. The fourth and seventh columns illustrate the Accumulated Value of the Contract over the designated period. (The Accumulated Value is the total amount held under a Contract at any time.) The fifth and eighth columns illustrate the Cash Surrender Value of a Contract over the designated period. (The Cash Surrender Value is equal to the Accumulated Value less any Decrease Charge, Contract Debt (assumed to be 0 in these illustrations) and unpaid Monthly Deductions (also assumed to be 0 in these illustrations).) The sixth through the eighth columns assume that throughout the life of the Contract, the monthly charge for the cost of insurance is based on the current cost of insurance rates and the current Mortality and Expense Risk Charge. The third through the fifth columns assume that the Mortality and Expense Risk Charge and also that the monthly charge for the cost of insurance are based on the maximum level permitted under the Contract. These maximum allowable cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Table.

Because the Death Benefit values vary depending on the Death Benefit Option in effect, Option A and Option B are illustrated separately. (Option A provides for a Death Benefit equal to the greater of (a) the Face Amount plus the Accumulated Value and (b) the applicable percentage of Accumulated Value and Option B provides for a Death Benefit equal to the greater of (a) the Face Amount and (b) the applicable percentage of Accumulated Value.)

Any amounts held in the Loan Account would not participate in the investment experience illustrated in these tables. Instead, such amounts will be credited with interest as described in the Prospectus in the section entitled, "CONTRACT RIGHTS--Loan Privileges".

The amounts shown for Death Benefits, Accumulated Values and Cash Surrender Values reflect the fact that the net investment return of the Subaccounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Fund as a result of the advisory fee paid by the Fund and charges made against the Subaccounts. The values shown take into account the following fees and charges: the daily investment advisory fee paid by the Fund, which is assumed to be equivalent to an annual rate of .48% of the aggregate average daily net assets of the Fund, based on the following fees: Growth (0.40%); High Yield (0.40%); Income (0.40%); Money Market (0.40%); Opportunity Growth (0.40%); and World Growth (0.85%); and the daily charge to each Subaccount for assuming mortality and expense risks, which is equivalent to a charge at an annual current rate of .60% of the average assets of the Subaccounts and which is guaranteed never to exceed an annual rate of .75%. After deduction of these amounts, the illustrated gross annual investment rates of return 0%, 6% and 12% correspond to (a) net annual rates of -1.23%, 4.77% and 10.77%, respectively, assuming an advisory fee of .40% and a Mortality and Expense Risk Charge of .75% and (b) net annual rates of -1.08%, 4.92% and 10.92%, respectively, assuming an advisory fee of .48% and a Mortality and Expense Risk Charge of .60%.

The amounts shown for Death Benefits, Accumulated Values and Cash Surrender Values do not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because LB and LBVIP have agreed to reimburse the Fund for these operating expenses pursuant to a separate written agreement (the "Expense Reimbursement Agreement"). The Expense Reimbursement Agreement could be terminated at any time by the mutual agreement of the Fund, LB and LBVIP, but the Fund, LB and LBVIP currently contemplate that the Expense Reimbursement Agreement will continue so long as the Fund remains in existence. If the Expense Reimbursement Agreement were terminated, the Fund would be required to pay these operating expenses, which would reduce the net investment return on the shares of the Fund held by the Subaccounts of the Variable Account.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes attributable to the Variable Account because LB does not currently make any such charges. However, such charges may be made in the future and, in that event, the gross annual investment return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits and values illustrated. (See section entitled "FEDERAL TAX MATTERS" in the Prospectus.)

The tables illustrate the Contract values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account and if no Contract loans have been made. The tables are also based on the assumptions that the Contract Owner has not requested an increase or decrease in the Face Amount, that no partial surrenders have been made and that no transfers above two have been made in any Contract Year.

Upon request, LB will provide a comparable illustration based upon the proposed Insured's age, sex (except for Contracts issued in the state of Montana) and premium class, the Death Benefit Option, Face Amount, Scheduled Premium and any available riders requested. Montana has enacted legislation that requires that cost of insurance rates applicable to Contracts purchased in Montana cannot vary on the basis of the insured's sex.

The illustrations shown in the Prospectus are applicable for all insureds in Montana, regardless of sex. (They are based on rates charged to males in other states.)

Illustrations for additional term insurance benefits added by spouse rider in the state of Montana will be based on rates applicable to females in other states.

                                   LUTHERAN BROTHERHOOD
                     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
         Male Issue Age: 30; Nonsmoker, $750.00 Annual Premium, $100,000 Face Amount
                           Option A--Varying Death Benefit Option
                Assumed Hypothetical Gross Annual Investment Rate of Return:  0%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums     Assuming Guaranteed Costs (1)(2)      Assuming Current Costs (1)(2)
              Accumul.     --------------------------------      --------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------
       1        787       100,465       465           0 *       100,489       489           0 *
       2      1,614       100,924       924         393         100,974       974         443
       3      2,482       101,378     1,378         895         101,453     1,453         970
       4      3,394       101,814     1,814       1,379         101,915     1,915       1,480
       5      4,351       102,245     2,245       1,858         102,372     2,372       1,985
       6      5,356       102,659     2,659       2,349         102,824     2,824       2,514
       7      6,411       103,056     3,056       2,824         103,260     3,260       3,028
       8      7,519       103,436     3,436       3,281         103,679     3,679       3,524
       9      8,683       103,800     3,800       3,723         104,081     4,081       4,004
      10      9,905       104,148     4,148       4,148         104,467     4,467       4,467
      11     11,187       104,527     4,527       4,527         104,885     4,885       4,885
      12     12,534       104,878     4,878       4,878         105,287     5,287       5,287
      13     13,948       105,213     5,213       5,213         105,672     5,672       5,672
      14     15,433       105,519     5,519       5,519         106,041     6,041       6,041
      15     16,993       105,799     5,799       5,799         106,395     6,395       6,395
      16     18,630       106,051     6,051       6,051         106,721     6,721       6,721
      17     20,349       106,265     6,265       6,265         107,019     7,019       7,019
      18     22,154       106,452     6,452       6,452         107,291     7,291       7,291
      19     24,049       106,601     6,601       6,601         107,535     7,535       7,535
      20     26,039       106,713     6,713       6,713         107,742     7,742       7,742
      Age
      60     52,320       104,507     4,507       4,507         106,930     6,930       6,930
      65     71,127       100,000         0           0 *       103,579     3,579       3,579
      70     95,129       100,000         0           0 *       100,000         0           0 *
      75    125,763       *******     *****       *****         *******     *****       *****


(1) Assumes a $750.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 71. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $750.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 0% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AT AGE 96
         Male Issue Age: 45; Nonsmoker, $1,500.00 Annual Premium, $100,000 Face Amount
                           Option A--Varying Death Benefit Option
                Assumed Hypothetical Gross Annual Investment Rate of Return:  0%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums    Assuming Guaranteed Costs (1)(2)      Assuming Current Costs (1)(2)
              Accumul.    --------------------------------      ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1       1,575      100,966       966         111         101,040      1,040         185
       2       3,228      101,886     1,886       1,091         102,045      2,045       1,250
       3       4,965      102,771     2,771       2,036         103,015      3,015       2,280
       4       6,788      103,609     3,609       2,934         103,951      3,951       3,276
       5       8,702      104,402     4,402       3,787         104,842      4,842       4,227
       6      10,713      105,149     5,149       4,657         105,687      5,687       5,195
       7      12,823      105,840     5,840       5,471         106,487      6,487       6,118
       8      15,039      106,463     6,463       6,217         107,243      7,243       6,997
       9      17,366      107,019     7,019       6,896         107,932      7,932       7,809
      10      19,810      107,497     7,497       7,497         108,554      8,554       8,554
      11      22,375      107,958     7,958       7,958         109,158      9,158       9,158
      12      25,069      108,330     8,330       8,330         109,683      9,683       9,683
      13      27,897      108,614     8,614       8,614         110,132     10,132      10,132
      14      30,867      108,789     8,789       8,789         110,493     10,493      10,493
      15      33,986      108,854     8,854       8,854         110,767     10,767      10,767
      16      37,260      108,800     8,800       8,800         110,955     10,955      10,955
      17      40,698      108,604     8,604       8,604         111,046     11,046      11,046
      18      44,308      108,256     8,256       8,256         111,029     11,029      11,029
      19      48,098      107,734     7,734       7,734         110,905     10,905      10,905
      20      52,078      107,017     7,017       7,017         110,664     10,664      10,664
      Age
      60      33,986      108,854     8,854       8,854         110,767     10,767      10,767
      65      52,078      107,017     7,017       7,017         110,664     10,664      10,664
      70      75,170      100,006         6           6         107,187      7,187       7,187
      75     104,641      *******     *****       *****         *******     ******      ******


(1) Assumes a $1,500.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 74. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $1,500.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 0% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
         Male Issue Age: 30; Nonsmoker, $750.00 Annual Premium, $100,000 Face Amount
                           Option B--Level Death Benefit Option
                Assumed Hypothetical Gross Annual Investment Rate of Return:  0%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums    Assuming  Guaranteed Costs (1)(2)     Assuming Current Costs (1)(2)
              Accumul.    --------------------------------      ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1         787       100,000       465           0 *       100,000        490           0 *
       2       1,614       100,000       926         395         100,000        976         445
       3       2,482       100,000     1,382         899         100,000      1,457         974
       4       3,394       100,000     1,821       1,386         100,000      1,921       1,486
       5       4,351       100,000     2,256       1,869         100,000      2,382       1,995
       6       5,356       100,000     2,675       2,365         100,000      2,838       2,528
       7       6,411       100,000     3,077       2,845         100,000      3,278       3,046
       8       7,519       100,000     3,464       3,309         100,000      3,702       3,547
       9       8,683       100,000     3,836       3,759         100,000      4,112       4,035
      10       9,905       100,000     4,192       4,192         100,000      4,506       4,506
      11      11,187       100,000     4,582       4,582         100,000      4,933       4,933
      12      12,534       100,000     4,945       4,945         100,000      5,345       5,345
      13      13,948       100,000     5,293       5,293         100,000      5,743       5,743
      14      15,433       100,000     5,616       5,616         100,000      6,125       6,125
      15      16,993       100,000     5,913       5,913         100,000      6,494       6,494
      16      18,630       100,000     6,185       6,185         100,000      6,837       6,837
      17      20,349       100,000     6,422       6,422         100,000      7,155       7,155
      18      22,154       100,000     6,634       6,634         100,000      7,449       7,449
      19      24,049       100,000     6,811       6,811         100,000      7,719       7,719
      20      26,039       100,000     6,954       6,954         100,000      7,953       7,953
      Age
      60      52,320       100,000     5,249       5,249         100,000      7,662       7,662
      65      71,127       100,000       460         460         100,000      4,686       4,686
      70      95,129       100,000         0           0 *       100,000          0           0 *
      75     125,763       *******     *****       *****         *******      *****       *****


(1) Assumes a $750.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 71. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $750.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 0% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
         Male Issue Age: 45; Nonsmoker, $1,500.00 Annual Premium, $100,000 Face Amount
                           Option B--Level Death Benefit Option
                Assumed Hypothetical Gross Annual Investment Rate of Return:  0%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums    Assuming Guaranteed Costs (1)(2)      Assuming Current Costs (1)(2)
              Accumul.    --------------------------------      ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1       1,575       100,000       971         116         100,000      1,043         188
       2       3,228       100,000     1,898       1,103         100,000      2,054       1,259
       3       4,965       100,000     2,795       2,060         100,000      3,035       2,300
       4       6,788       100,000     3,650       2,975         100,000      3,985       3,310
       5       8,702       100,000     4,464       3,849         100,000      4,894       4,279
       6      10,713       100,000     5,238       4,746         100,000      5,763       5,271
       7      12,823       100,000     5,962       5,593         100,000      6,593       6,224
       8      15,039       100,000     6,626       6,380         100,000      7,385       7,139
       9      17,366       100,000     7,232       7,109         100,000      8,117       7,994
      10      19,810       100,000     7,768       7,768         100,000      8,792       8,792
      11      22,375       100,000     8,296       8,296         100,000      9,458       9,458
      12      25,069       100,000     8,747       8,747         100,000     10,058      10,058
      13      27,897       100,000     9,120       9,120         100,000     10,592      10,592
      14      30,867       100,000     9,397       9,397         100,000     11,051      11,051
      15      33,986       100,000     9,576       9,576         100,000     11,436      11,436
      16      37,260       100,000     9,649       9,649         100,000     11,747      11,747
      17      40,698       100,000     9,593       9,593         100,000     11,975      11,975
      18      44,308       100,000     9,398       9,398         100,000     12,109      12,109
      19      48,098       100,000     9,041       9,041         100,000     12,150      12,150
      20      52,078       100,000     8,497       8,497         100,000     12,087      12,087
      Age
      60      33,986       100,000     9,576       9,576         100,000     11,436      11,436
      65      52,078       100,000     8,497       8,497         100,000     12,087      12,087
      70      75,170       100,000     2,253       2,253         100,000      9,675       9,675
      75     104,641       *******     *****       *****         100,000      1,677       1,677


(1) Assumes a $1,500.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 74. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $1,500.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 0% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
         Male Issue Age: 30; Nonsmoker, $750.00 Annual Premium, $100,000 Face Amount
                           Option A--Varying Death Benefit Option
                Assumed Hypothetical Gross Annual Investment Rate of Return:  6%

     [1]       [2]          [3]        [4]          [5]           [6]        [7]          [8]
              Premiums    Assuming Guaranteed Costs (1)(2)      Assuming Current Costs (1)(2)
              Accumul.    --------------------------------      ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1         787     100,499        499           0 *       100,525        525           0 *
       2       1,614     101,023      1,023         492         101,076      1,076         545
       3       2,482     101,572      1,572       1,089         101,654      1,654       1,171
       4       3,394     102,134      2,134       1,699         102,249      2,249       1,814
       5       4,351     102,724      2,724       2,337         102,872      2,872       2,485
       6       5,356     103,329      3,329       3,019         103,527      3,527       3,217
       7       6,411     103,951      3,951       3,719         104,201      4,201       3,969
       8       7,519     104,591      4,591       4,436         104,896      4,896       4,741
       9       8,683     105,248      5,248       5,171         105,614      5,614       5,537
      10       9,905     105,925      5,925       5,925         106,354      6,354       6,354
      11      11,187     106,671      6,671       6,671         107,167      7,167       7,167
      12      12,534     107,428      7,428       7,428         108,009      8,009       8,009
      13      13,948     108,209      8,209       8,209         108,879      8,879       8,879
      14      15,433     109,003      9,003       9,003         109,780      9,780       9,780
      15      16,993     109,810      9,810       9,810         110,714     10,714      10,714
      16      18,630     110,631     10,631      10,631         111,668     11,668      11,668
      17      20,349     111,455     11,455      11,455         112,645     12,645      12,645
      18      22,154     112,293     12,293      12,293         113,646     13,646      13,646
      19      24,049     113,135     13,135      13,135         114,671     14,671      14,671
      20      26,039     113,979     13,979      13,979         115,710     15,710      15,710
      Age
      60      52,320     121,054     21,054      21,054         126,028     26,028      26,028
      65      71,127     121,281     21,281      21,281         129,805     29,805      29,805
      70      95,129     115,486     15,486      15,486         130,726     30,726      30,726
      75     125,763     *******     ******      ******         125,455     25,455      25,455


(1) Assumes a $750.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 71. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $750.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 6% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
        Male Issue Age: 45; Nonsmoker, $1,500.00 Annual Premium, $100,000 Face Amount
                          Option A--Varying Death Benefit Option
               Assumed Hypothetical Gross Annual Investment Rate of Return:  6%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums     Assuming Guaranteed Costs (1)(2)     Assuming Current Costs (1)(2)
              Accumul.     --------------------------------     ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1      1,575       101,037     1,037         182         101,113     1,113         258
       2      3,228       102,088     2,088       1,293         102,256     2,256       1,461
       3      4,965       103,165     3,165       2,430         103,432     3,432       2,697
       4      6,788       104,255     4,255       3,580         104,640     4,640       3,965
       5      8,702       105,362     5,362       4,747         105,872     5,872       5,257
       6     10,713       106,484     6,484       5,992         107,127     7,127       6,635
       7     12,823       107,611     7,611       7,242         108,407     8,407       8,038
       8     15,039       108,730     8,730       8,484         109,713     9,713       9,467
       9     17,366       109,841     9,841       9,718         111,023    11,023      10,900
      10     19,810       110,932    10,932      10,932         112,335    12,335      12,335
      11     22,375       112,063    12,063      12,063         113,700    13,700      13,700
      12     25,069       113,163    13,163      13,163         115,059    15,059      15,059
      13     27,897       114,229    14,229      14,229         116,411    16,411      16,411
      14     30,867       115,235    15,235      15,235         117,744    17,744      17,744
      15     33,986       116,180    16,180      16,180         119,057    19,057      19,057
      16     37,260       117,047    17,047      17,047         120,348    20,348      20,348
      17     40,698       117,808    17,808      17,808         121,605    21,605      21,605
      18     44,308       118,447    18,447      18,447         122,814    22,814      22,814
      19     48,098       118,933    18,933      18,933         123,972    23,972      23,972
      20     52,078       119,233    19,233      19,233         125,064    25,064      25,064
      Age
      60     33,986       116,180    16,180      16,180         119,057    19,057      19,057
      65     52,078       119,233    19,233      19,233         125,064    25,064      25,064
      70     75,170       117,007    17,007      17,007         128,821    28,821      28,821
      75    104,641       104,130     4,130       4,130         127,157    27,157      27,157


(1) Assumes a $1,500.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 74. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $1,500.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 6% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
        Male Issue Age: 30; Nonsmoker, $750.00 Annual Premium, $100,000 Face Amount
                           Option B--Level Death Benefit Option
               Assumed Hypothetical Gross Annual Investment Rate of Return:   6%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums     Assuming Guaranteed Costs (1)(2)     Assuming Current Costs (1)(2)
              Accumul.     --------------------------------     ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1        787       100,000       500           0 *       100,000       526           0 *
       2      1,614       100,000     1,026         495         100,000     1,078         547
       3      2,482       100,000     1,577       1,094         100,000     1,659       1,176
       4      3,394       100,000     2,143       1,708         100,000     2,256       1,821
       5      4,351       100,000     2,738       2,351         100,000     2,884       2,497
       6      5,356       100,000     3,350       3,040         100,000     3,544       3,234
       7      6,411       100,000     3,980       3,748         100,000     4,226       3,994
       8      7,519       100,000     4,630       4,475         100,000     4,930       4,775
       9      8,683       100,000     5,300       5,223         100,000     5,659       5,582
      10      9,905       100,000     5,993       5,993         100,000     6,413       6,413
      11     11,187       100,000     6,758       6,758         100,000     7,243       7,243
      12     12,534       100,000     7,538       7,538         100,000     8,105       8,105
      13     13,948       100,000     8,347       8,347         100,000     9,000       9,000
      14     15,433       100,000     9,174       9,174         100,000     9,930       9,930
      15     16,993       100,000    10,021      10,021         100,000    10,897      10,897
      16     18,630       100,000    10,889      10,889         100,000    11,892      11,892
      17     20,349       100,000    11,769      11,769         100,000    12,918      12,918
      18     22,154       100,000    12,673      12,673         100,000    13,976      13,976
      19     24,049       100,000    13,593      13,593         100,000    15,069      15,069
      20     26,039       100,000    14,528      14,528         100,000    16,188      16,188
      Age
      60     52,320       100,000    23,911      23,911         100,000    28,678      28,678
      65     71,127       100,000    27,281      27,281         100,000    35,496      35,496
      70     95,129       100,000    27,340      27,340         100,000    42,307      42,307
      75    125,763       100,000    19,309      19,309         100,000    48,200      48,200


(1) Assumes a $750.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 71. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $750.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 6% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
        Male Issue Age: 45; Nonsmoker, $1,500.00 Annual Premium, $100,000 Face Amount
                           Option B--Level Death Benefit Option
               Assumed Hypothetical Gross Annual Investment Rate of Return:  6%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums     Assuming Guaranteed Costs (1)(2)     Assuming Current Costs (1)(2)
              Accumul.     --------------------------------     ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1      1,575       100,000     1,042         187         100,000     1,116         261
       2      3,228       100,000     2,101       1,306         100,000     2,267       1,472
       3      4,965       100,000     3,192       2,457         100,000     3,454       2,719
       4      6,788       100,000     4,304       3,629         100,000     4,681       4,006
       5      8,702       100,000     5,439       4,824         100,000     5,937       5,322
       6     10,713       100,000     6,600       6,108         100,000     7,226       6,734
       7     12,823       100,000     7,777       7,408         100,000     8,550       8,181
       8     15,039       100,000     8,960       8,714         100,000     9,912       9,666
       9     17,366       100,000    10,153      10,030         100,000    11,293      11,170
      10     19,810       100,000    11,346      11,346         100,000    12,697      12,697
      11     22,375       100,000    12,603      12,603         100,000    14,177      14,177
      12     25,069       100,000    13,856      13,856         100,000    15,678      15,678
      13     27,897       100,000    15,108      15,108         100,000    17,204      17,204
      14     30,867       100,000    16,340      16,340         100,000    18,748      18,748
      15     33,986       100,000    17,554      17,554         100,000    20,313      20,313
      16     37,260       100,000    18,741      18,741         100,000    21,905      21,905
      17     40,698       100,000    19,883      19,883         100,000    23,517      23,517
      18     44,308       100,000    20,971      20,971         100,000    25,145      25,145
      19     48,098       100,000    21,985      21,985         100,000    26,794      26,794
      20     52,078       100,000    22,906      22,906         100,000    28,460      28,460
      Age
      60     33,986       100,000    17,554      17,554         100,000    20,313      20,313
      65     52,078       100,000    22,906      22,906         100,000    28,460      28,460
      70     75,170       100,000    25,503      25,503         100,000    36,835      36,835
      75    104,641       100,000    21,177      21,177         100,000    44,639      44,639


(1) Assumes a $1,500.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 74. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $1,500.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 6% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
        Male Issue Age: 30; Nonsmoker, $750.00 Annual Premium, $100,000 Face Amount
                           Option A--Varying Death Benefit Option

               Assumed Hypothetical Gross Annual Investment Rate of Return:  12%
     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums     Assuming Guaranteed Costs (1)(2)     Assuming Current Costs (1)(2)
              Accumul.     --------------------------------     ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1        787       100,534       534           0 *       100,561       561           0 *
       2      1,614       101,127     1,127         596         101,183     1,183         652
       3      2,482       101,783     1,783       1,300         101,873     1,873       1,390
       4      3,394       102,498     2,498       2,063         102,627     2,627       2,192
       5      4,351       103,289     3,289       2,902         103,462     3,462       3,075
       6      5,356       104,153     4,153       3,843         104,389     4,389       4,079
       7      6,411       105,098     5,098       4,866         105,404     5,404       5,172
       8      7,519       106,131     6,131       5,976         106,517     6,517       6,362
       9      8,683       107,263     7,263       7,186         107,740     7,740       7,663
      10      9,905       108,505     8,505       8,505         109,083     9,083       9,083
      11     11,187       109,918     9,918       9,918         110,611    10,611      10,611
      12     12,534       111,459    11,459      11,459         112,293    12,293      12,293
      13     13,948       113,152    13,152      13,152         114,147    14,147      14,147
      14     15,433       115,003    15,003      15,003         116,190    16,190      16,190
      15     16,993       117,028    17,028      17,028         118,443    18,443      18,443
      16     18,630       119,246    19,246      19,246         120,918    20,918      20,918
      17     20,349       121,664    21,664      21,664         123,637    23,637      23,637
      18     22,154       124,318    24,318      24,318         126,628    26,628      26,628
      19     24,049       127,220    27,220      27,220         129,921    29,921      29,921
      20     26,039       130,397    30,397      30,397         133,535    33,535      33,535
      Age
      60     52,320       183,787    83,787      83,787         196,243    96,243      96,243
      65     71,127       233,855   133,855     133,855         258,003   158,003     158,003
      70     95,129       310,424   210,424     210,424         357,295   257,295     257,295
      75    125,763       426,765   326,765     326,765         516,760   416,760     416,760


(1) Assumes a $750.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 71. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $750.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 12% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
        Male Issue Age: 45; Nonsmoker, $1,500.00 Annual Premium, $100,000 Face Amount
                           Option A--Varying Death Benefit Option
               Assumed Hypothetical Gross Annual Investment Rate of Return:  12%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums     Assuming Guaranteed Costs (1)(2)     Assuming Current Costs (1)(2)
              Accumul.     --------------------------------     ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1      1,575       101,109     1,109         254         101,186     1,186         331
       2      3,228       102,300     2,300       1,505         102,478     2,478       1,683
       3      4,965       103,594     3,594       2,859         103,885     3,885       3,150
       4      6,788       104,989     4,989       4,314         105,420     5,420       4,745
       5      8,702       106,497     6,497       5,882         107,086     7,086       6,471
       6     10,713       108,129     8,129       7,637         108,895     8,895       8,403
       7     12,823       109,887     9,887       9,518         110,864    10,864      10,495
       8     15,039       111,770    11,770      11,524         113,010    13,010      12,764
       9     17,366       113,794    13,794      13,671         115,327    15,327      15,204
      10     19,810       115,960    15,960      15,960         117,834    17,834      17,834
      11     22,375       118,347    18,347      18,347         120,602    20,602      20,602
      12     25,069       120,902    20,902      20,902         123,597    23,597      23,597
      13     27,897       123,645    23,645      23,645         126,844    26,844      26,844
      14     30,867       126,569    26,569      26,569         130,357    30,357      30,357
      15     33,986       129,695    29,695      29,695         134,165    34,165      34,165
      16     37,260       133,031    33,031      33,031         138,300    38,300      38,300
      17     40,698       136,576    36,576      36,576         142,787    42,787      42,787
      18     44,308       140,339    40,339      40,339         147,650    47,650      47,650
      19     48,098       144,317    44,317      44,317         152,930    52,930      52,930
      20     52,078       148,511    48,511      48,511         158,662    58,662      58,662
      Age
      60     33,986       129,695    29,695      29,695         134,165    34,165      34,165
      65     52,078       148,511    48,511      48,511         158,662    58,662      58,662
      70     75,170       172,914    72,914      72,914         195,349    95,349      95,349
      75    104,641       202,127   102,127     102,127         249,599   149,599     149,599


(1) Assumes a $1,500.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 74. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $1,500.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 12% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.

                                   LUTHERAN BROTHERHOOD
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
        Male Issue Age: 30; Nonsmoker, $750.00 Annual Premium, $100,000 Face Amount
                           Option B--Level Death Benefit Option
               Assumed Hypothetical Gross Annual Investment Rate of Return:  12%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums     Assuming Guaranteed Costs (1)(2)     Assuming Current Costs (1)(2)
              Accumul.     --------------------------------     ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1        787       100,000       535           0 *       100,000       561           0 *
       2      1,614       100,000     1,130         599         100,000     1,185        654
       3      2,482       100,000     1,789       1,306         100,000     1,879      1,396
       4      3,394       100,000     2,509       2,074         100,000     2,636      2,201
       5      4,351       100,000     3,307       2,920         100,000     3,477      3,090
       6      5,356       100,000     4,180       3,870         100,000     4,411      4,101
       7      6,411       100,000     5,136       4,904         100,000     5,437      5,205
       8      7,519       100,000     6,186       6,031         100,000     6,564      6,409
       9      8,683       100,000     7,340       7,263         100,000     7,805      7,728
      10      9,905       100,000     8,608       8,608         100,000     9,172      9,172
      11     11,187       100,000    10,056      10,056         100,000    10,731     10,731
      12     12,534       100,000    11,641      11,641         100,000    12,451     12,451
      13     13,948       100,000    13,390      13,390         100,000    14,353     14,353
      14     15,433       100,000    15,310      15,310         100,000    16,457     16,457
      15     16,993       100,000    17,423      17,423         100,000    18,785     18,785
      16     18,630       100,000    19,750      19,750         100,000    21,353     21,353
      17     20,349       100,000    22,306      22,306         100,000    24,190     24,190
      18     22,154       100,000    25,129      25,129         100,000    27,326     27,326
      19     24,049       100,000    28,241      28,241         100,000    30,799     30,799
      20     26,039       100,000    31,676      31,676         100,000    34,638     34,638
      Age
      60     52,320       126,454    94,369      94,369         141,117   105,311    105,311
      65     71,127       193,510   158,614     158,614         217,753   178,486    178,486
      70     95,129       304,679   262,654     262,654         346,833   298,994    298,994
      75    125,763       462,371   432,122     432,122         533,163   498,283    498,283


(1) Assumes a $750.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 71. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $750.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 12% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.


                                   LUTHERAN BROTHERHOOD
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO AGE 96
        Male Issue Age: 45; Nonsmoker, $1,500.00 Annual Premium, $100,000 Face Amount
                           Option B--Level Death Benefit Option
               Assumed Hypothetical Gross Annual Investment Rate of Return:  12%

     [1]        [2]         [3]        [4]          [5]           [6]        [7]          [8]
              Premiums     Assuming Guaranteed Costs (1)(2)     Assuming Current Costs (1)(2)
              Accumul.     --------------------------------     ---------------------------------
     End of   at 5%                               Cash                                  Cash
     Cont.    Interest    Death     Accumulated   Surrender     Death     Accumulated   Surrender
     Year     Per Year    Benefit   Value         Value         Benefit   Value         Value
     ------   --------    -------   -----------   ---------     -------   -----------   ---------

       1      1,575       100,000     1,113         258         100,000     1,190         335
       2      3,228       100,000     2,314       1,519         100,000     2,490       1,695
       3      4,965       100,000     3,625       2,890         100,000     3,911       3,176
       4      6,788       100,000     5,047       4,372         100,000     5,468       4,793
       5      8,702       100,000     6,593       5,978         100,000     7,166       6,551
       6     10,713       100,000     8,279       7,787         100,000     9,022       8,530
       7     12,823       100,000    10,110       9,741         100,000    11,055      10,686
       8     15,039       100,000    12,094      11,848         100,000    13,286      13,040
       9     17,366       100,000    14,250      14,127         100,000    15,720      15,597
      10     19,810       100,000    16,591      16,591         100,000    18,382      18,382
      11     22,375       100,000    19,205      19,205         100,000    21,355      21,355
      12     25,069       100,000    22,054      22,054         100,000    24,618      24,618
      13     27,897       100,000    25,172      25,172         100,000    28,208      28,208
      14     30,867       100,000    28,577      28,577         100,000    32,161      32,161
      15     33,986       100,000    32,311      32,311         100,000    36,528      36,528
      16     37,260       100,000    36,414      36,414         100,000    41,366      41,366
      17     40,698       100,000    40,928      40,928         100,000    46,733      46,733
      18     44,308       100,000    45,909      45,909         100,000    52,700      52,700
      19     48,098       100,000    51,419      51,419         100,000    59,353      59,353
      20     52,078       100,000    57,536      57,536         100,000    66,789      66,789
      Age
      60     33,986       100,000    32,311      32,311         100,000    36,528      36,528
      65     52,078       100,000    57,536      57,536         100,000    66,789      66,789
      70     75,170       117,255   101,082     101,082         138,164   119,107     119,107
      75    104,641       186,066   173,893     173,893         220,521   206,094     206,094


(1) Assumes a $1,500.00 premium is paid at the beginning of each Contract Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Contract loans or partial surrenders have been made. Excessive loans or withdrawals may cause the Contract to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect to Attained Age 74. Therefore, the Contract remains in force even though the Cash Surrender Value is zero. The $1,500.00 premium illustrated is greater than the Death Benefit Guarantee Premium for this Contract.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Contract Owner, and the different investment returns for the Fund. The Death Benefit, Accumulated Value and Cash Surrender Value for a Contract would be different from those shown above if the actual investment results applicable to the Contract average 12% over a period of years, but also fluctuated above or below the average for individual Contract Years. No representation can be made by us or by the Fund that these hypothetical returns can be achieved for any one year, or sustained over any one year, or sustained over any period of time.




o:\law\doc\LB-VL\s-6\1996\stick96b.doc